                 Supplement to Prospectus dated May 1, 2001 for
                  Pacific Select Exec, Pacific Select Choice,
                 Pacific Select Estate Preserver Last Survivor
              and Pacific Select Estate Preserver II Last Survivor
               Flexible Premium Variable Life Insurance Policies
        And the Pacific Select Estate Maximizer Modified Single Premium
                Variable Life Insurance Policy (each a "policy")
                    Issued by Pacific Life Insurance Company

                    -----------------------------------------------------------
An additional       Effective February 1, 2002, an additional investment
investment          option is offered under your policy. This investment
option is           option is set up as a variable account under our separate
available.          account and invests in a corresponding portfolio of the M
                    Fund.

                    Variable Account V:   Business Opportunity Value Fund

                    -----------------------------------------------------------
                    The following is added to the chart under About the variable investment options:

                             The
                             Portfolio's
                             Investment   The Portfolio's Main     Portfolio
                 Portfolio   Goal         Investments              Manager

                 Business    Long-term    Equity securities of     Iridian Asset
                 Opportunity capital      U.S. issuers in the      Management
                 Value Fund  appreciation large-to-medium-         LLC
                                          capitalization segment
                                          of the U.S. stock
                                          market.

                    The portfolio's main investments for Brandes International Equity in the chart under About the variable investment options is replaced with the following:

                    Equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks. Focuses on stocks with capitalizations of $1 billion or more. May also invest in emerging market securities.

                    -----------------------------------------------------------
                    The following replaces Fees and expenses paid by the M
                    Fund: Other expenses:

                    . Other expenses

                    The table also shows expenses the M Fund paid in 2000 as an annual percentage of each portfolio's average daily net assets.

                  ------------------------------------------------------------------------------
                                                      Advisory  Distribution  Other      Total
                  M Fund Portfolios/1/                  fee     (12b-1) fee  expenses   expenses
                  ------------------------------------------------------------------------------
                                                      As an annual % of average daily net assets
                  Brandes International Equity         0.80%        --        0.39%       1.19%
                  Turner Core Growth                   0.45%        --        0.46%       0.91%
                  Frontier Capital Appreciation        0.90%        --        0.33%       1.23%
                  Clifton Enhanced U.S. Equity         0.44%        --        0.78%       1.22%
                  Business Opportunity Value Fund/2/   0.65%        --        0.54%       1.19%
                  ------------------------------------------------------------------------------

                    /1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference. Until further notice, MFIA has voluntarily agreed to cap total annual operating expenses (on an annualized basis) for these portfolios at: 1.05% for the Brandes International Equity, 0.70% for the Turner Core Growth, 1.15% for Frontier Capital Appreciation, 0.69% for Clifton Enhanced U.S. Equity, and 0.90% for Business Opportunity Value Fund. Future fees and expenses may be different.

                    /2/ Fees and expenses shown are estimates for the first year of operation. Future expenses may be different.

Supplement dated February 1, 2002

Form No. 15-23867-00